Prepaid Expenses (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Prepaid Expenses
Advertising & Promotional Agreement	$ 212,036	$ 179,532	$ 0
Prepaid inventory		636,563	0
Other prepaids	52,941	49,580	1,000
Total	$ 264,977	$ 865,674	$ 1,000